[EATON VANCE LOGO]

                                                        [PICTURE OF EDUCATION]

Annual Report January 31, 2000



                                   EATON VANCE
   [PICTURE OF FREEWAY]            MUNICIPALS                    Florida Insured
                                    TRUST II



                                                [GRAPHIC]                 Hawaii




                                                                          Kansas


   [PICTURE OF BRIDGE]

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

LETTER TO SHAREHOLDERS

[PHOTO]
Thomas J. Fetter
President

The past year proved very challenging for bond investors, as a strong economy led to higher interest rates and a difficult environment for fixed-income vehicles. Amid a continuing robust economy, the Federal Reserve maintained a watchful eye for any sign of inflation. On four occasions during the past twelve months, the Fed has raised its Federal Funds rate - a key barometer of short-term interest rates - in an attempt to reduce the potential for inflation. The bond markets - including the municipal market - were on the defensive for much of the year, and posted their worst showing since 1994.

In the wake of last year's bond market decline, municipal yields nearly equal Treasury yields...

Rising interest rates pushed municipal bond yields significantly higher in 1999. As a result, the ratio of municipal bond yields to Treasury yields was very high by historical standards, reaching around 96% of Treasury yields at January 31, 2000.

A growing budget surplus suggests a favorable long-term outlook for municipal bonds...

A strong economy combined with low inflation has resulted in the first budget surplus in a generation. Not surprisingly, the Treasury Department has announced that it will start to selectively buy back outstanding debt issues. That could well create a favorable long-term scenario for bonds. In addition, the forward calendar of new MUNICIPAL issuance is significantly lighter than in recent years. That should be a positive factor for municipal bonds because the market should be less impacted by supply pressures.

                 MUNICIPAL BONDS YIELD 96% OF TREASURY YIELDS

            6.25%                                 10.35%
      30-YEAR AAA-RATED                   TAXABLE EQUIVALENT YIELD
GENERAL OBLIGATION (GO) BONDS*              IN 39.6% TAX BRACKET

            6.49%
   30 YEAR TREASURY BOND

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUND'S YIELD. STATISTICS AS OF JANUARY 31, 2000.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

Municipal bonds finance vital public projects while providing relief to tax-weary investors...

Through their purchases of municipal bonds, investors provide financing for a broad array of vital public works, including those for transportation facilities, highway construction and industrial development. These projects not only improve our quality of life, but also promote private enterprise and create new jobs.

Adding to their unique role, municipal bonds are among the few tax-advantaged vehicles remaining for investors. Eaton Vance Municipals Funds will continue their traditional investment pursuit: maintaining a portfolio of primarily high-quality bonds with competitive levels of tax-exempt income. Our goal remains to provide excellent income opportunities for today's tax-burdened investors.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             March 8, 2000


--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE FLORIDA INSURED MUNICIPALS FUND AS OF JANUARY 31, 2000

INVESTMENT UPDATE

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

- Florida achieved 3.6% job growth in 1999, compared to 2.3% for the Southeast as a whole. The primary source of job creation was the service sector, aided by continued growth in tourism and health care employment. The state's January 2000 jobless rate was 3.8%, down from 4.0% a year ago.

- Florida's construction sector retained its momentum in 1999. Construction of multifamily residential units was especially strong, exceeding 1998 levels by a significant margin. The influx of retirees and new workers also encouraged building activity in the commercial sector.

- Florida's tourism sector remained robust, as domestic business made up for a slight decline in Latin visitors. Central Florida's theme parks enjoyed very strong volumes, aided by special events, such as Disney's year-long Millennium Celebration.

The Fund
--------------------------------------------------------------------------------

- During the year ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -8.24% and -8.97%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.07 on January 31, 2000 from $11.54 on January 31, 1999, and the reinvestment of $0.541 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.95 from $11.40, and the reinvestment of $0.449 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000 of $10.07 per share for Class A and $9.95 for Class B, the distribution rates were 5.41% and 4.52%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.96% and 7.48%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.40% and 4.87%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 8.94% and 8.06%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

- With Florida experiencing rapid population growth, the state's municipal market was dominated by issues that finance infrastructure-related projects. Manage-ment found opportunities in insured+ water and sewer, transportation and special tax revenue bonds.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

- At January 31, 2000, the Portfolio was 98.9% invested in issues rated AAA. Nearly 90% of the Portfolio's holdings were insured bonds, an important consideration for quality-conscious Florida investors.+

Portfolio Distribution
--------------------------------------------------------------------------------

[PIE CHART]

AAA                98.9%
Non-Rated           1.1%

--------------------------------------------------------------------------------

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) After-tax rates assume maximum 39.6% federal income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2%
    - 5th year; 1% - 6th year.+ Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of January 31, 2000

Performance(6)                   Class A    Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          -8.24%    -8.97%
Five Years                         4.51      3.89
Life of Fund+                      5.35      4.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         -12.64%   -13.33%
Five Years                         3.50      3.56
Life of Fund+                      4.48      4.35

+Inception date: Class A: 3/3/94; Class B: 3/2/94

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Florida Insured Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

[CHART]

                  Fund/NAV          LBMBI
 3/31/94          $10,000          $10,000
 4/30/94          $10,403          $10,085
 5/31/94          $10,561          $10,172
 6/30/94          $10,456          $10,113
 7/31/94          $10,696          $10,295
 8/31/94          $10,666          $10,331
 9/30/94          $10,471          $10,180
10/31/94          $10,194           $9,999
11/30/94           $9,975           $9,818
12/31/94          $10,319          $10,034
 1/31/95          $10,710          $10,321
 2/28/95          $11,120          $10,621
 3/31/95          $11,172          $10,743
 4/30/95          $11,167          $10,756
 5/31/95          $11,441          $11,099
 6/30/95          $11,190          $11,002
 7/31/95          $11,259          $11,106
 8/31/95          $11,336          $11,247
 9/30/95          $11,404          $11,318
10/31/95          $11,634          $11,483
11/30/95          $11,940          $11,673
12/31/95          $12,128          $11,785
 1/31/96          $12,143          $11,874
 2/28/96          $11,981          $11,794
 3/31/96          $11,751          $11,644
 4/30/96          $11,710          $11,610
 5/31/96          $11,711          $11,606
 6/30/96          $11,828          $11,733
 7/31/96          $11,937          $11,839
 8/31/96          $11,915          $11,836
 9/30/96          $12,121          $12,001
10/31/96          $12,188          $12,137
11/30/96          $12,383          $12,359
12/31/96          $12,294          $12,307
 1/31/97          $12,282          $12,331
 2/28/97          $12,414          $12,444
 3/31/97          $12,213          $12,278
 4/30/97          $12,292          $12,381
 5/31/97          $12,500          $12,567
 6/30/97          $12,630          $12,701
 7/31/97          $12,991          $13,053
 8/31/97          $12,792          $12,930
 9/30/97          $12,958          $13,084
10/31/97          $13,076          $13,168
11/30/97          $13,163          $13,245
12/31/97          $13,374          $13,439
 1/31/98          $13,458          $13,577
 2/28/98          $13,474          $13,581
 3/31/98          $13,468          $13,593
 4/30/98          $13,395          $13,532
 5/31/98          $13,612          $13,746
 6/30/98          $13,674          $13,800
 7/31/98          $13,710          $13,835
 8/31/98          $13,935          $14,049
 9/30/98          $14,093          $14,224
10/31/98          $14,027          $14,223
11/30/98          $14,088          $14,273
12/31/98          $14,081          $14,309
 1/31/99          $14,241          $14,479
 2/28/99          $14,152          $14,416
 3/31/99          $14,143          $14,436
 4/30/99          $14,153          $14,472
 5/31/99          $14,038          $14,388
 6/30/99          $13,741          $14,181
 7/31/99          $13,736          $14,233
 8/31/99          $13,468          $14,119
 9/30/99          $13,322          $14,125
10/31/99          $13,125          $13,972
11/30/99          $13,251          $14,120
12/31/99          $13,091          $14,015
 1/31/00          $12,964          $13,954

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 3/2/94. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 3/3/94 at net asset value would have grown to $13,614 on January 31, 2000; $12,966, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** This figure reflects the Fund's maximum applicable contingent deferred sales charge deducted at redemption as follows: 5% - 1st and 2nd years; 4%
   - 3rd year; 3% - 4th year; 2% - 5th year; and 1% - 6th year.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.25% of the total dividends paid by the Fund from net investment income during the year ended January 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE HAWAII MUNICIPALS FUND AS OF JANUARY 31, 2000

INVESTMENT UPDATE

[PHOTO]
Robert B. MacIntosh
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

- Hawaii's economy improved in 1999, with job growth rising slightly, reversing the losses of the previous year. Tourism grew somewhat, while retail sales reflected the growing momentum within the local economy. The state's January 2000 jobless rate was 5.1%, down from 6.2% a year ago.

- Hawaii's construction and real estate sectors expanded modestly in 1999, following annual job losses of 6% from 1996 through 1998. Residential sales have increased significantly, and recent trends suggest a firming in real estate prices.

- Hawaii enjoyed an increase in tourist visitor days in 1999, according to the Hawaii Tourism Authority. While mainland U.S. visitors contributed most to the increase, visits by Japanese tourists also increased, the result of a rebounding Japanese economy.

The Fund
--------------------------------------------------------------------------------

- During the year ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -8.95% and -9.58%, respectively.1 For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.69 on January 31, 2000 from $10.05 on January 31, 1999, and the reinvestment of $0.484 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $8.82 from $10.20, and the reinvestment of $0.426 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000 of $8.69 per share for Class A and $8.82 for Class B, the distribution rates were 5.39% and 4.59%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.92% and 7.60%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.36% and 4.90%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 8.87% and 8.11%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

- Hospitals remained the Portfolio's largest weighting at January 31, 2000. However, management has been very selective in recent months, as Hawaii's overbedded hospital market has become increasingly competitive. Accordingly, the Portfolio focused on premier institutions like Queen's Health System, which is Hawaii's largest family of health care-related companies.

- General obligations (GO) constitute a large portion of the Hawaii market. Amid an improving Hawaii economy and increasing tax revenues, the Portfolio focused on attractive local and state GO credits.

- The Portfolio has pared its exposure to airline industrial development bonds. Air carriers have been among the industries most hard-hit by the sharp rise in fuel prices over the past year.

Portfolio Distribution
--------------------------------------------------------------------------------

[PIE CHART]

AAA                58.9%
AA                 16.7%
A                   9.7%
BBB                 8.2%
BB                  1.8%
B                   3.9%
Non-Rated           0.8%

--------------------------------------------------------------------------------

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) After-tax rates assume maximum 39.6% federal income tax rate. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of January 31, 2000

Performance(6)                   Class A    Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          -8.95%    -9.58%
Five Years                         4.38      4.06
Life of Fund+                      2.77      2.70

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         -13.27%    -13.90%
Five Years                         3.38       3.73
Life of Fund+                      1.92       2.57

+Inception date: Class A: 3/14/94; Class B: 3/2/94

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Hawaii Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

[CHART]

                  Fund/NAV          LBMBI
 3/31/94          $10,000          $10,000
 4/30/94          $10,023          $10,085
 5/31/94          $10,101          $10,172
 6/30/94           $9,949          $10,113
 7/31/94          $10,134          $10,295
 8/31/94          $10,152          $10,331
 9/30/94           $9,968          $10,180
10/31/94           $9,668           $9,999
11/30/94           $9,394           $9,818
12/31/94           $9,631          $10,034
 1/31/95           $9,926          $10,321
 2/28/95          $10,285          $10,621
 3/31/95          $10,413          $10,743
 4/30/95          $10,395          $10,756
 5/31/95          $10,689          $11,099
 6/30/95          $10,514          $11,002
 7/31/95          $10,606          $11,106
 8/31/95          $10,694          $11,247
 9/30/95          $10,785          $11,318
10/31/95          $10,944          $11,483
11/30/95          $11,159          $11,673
12/31/95          $11,307          $11,785
 1/31/96          $11,389          $11,874
 2/28/96          $11,274          $11,794
 3/31/96          $11,100          $11,644
 4/30/96          $11,066          $11,610
 5/31/96          $11,029          $11,606
 6/30/96          $11,161          $11,733
 7/31/96          $11,262          $11,839
 8/31/96          $11,238          $11,836
 9/30/96          $11,404          $12,001
10/31/96          $11,520          $12,137
11/30/96          $11,710          $12,359
12/31/96          $11,663          $12,307
 1/31/97          $11,662          $12,331
 2/28/97          $11,761          $12,444
 3/31/97          $11,585          $12,278
 4/30/97          $11,690          $12,381
 5/31/97          $11,857          $12,567
 6/30/97          $11,955          $12,701
 7/31/97          $12,293          $13,053
 8/31/97          $12,157          $12,930
 9/30/97          $12,267          $13,084
10/31/97          $12,351          $13,168
11/30/97          $12,416          $13,245
12/31/97          $12,609          $13,439
 1/31/98          $12,720          $13,577
 2/28/98          $12,709          $13,581
 3/31/98          $12,702          $13,593
 4/30/98          $12,585          $13,532
 5/31/98          $12,811          $13,746
 6/30/98          $12,835          $13,800
 7/31/98          $12,858          $13,835
 8/31/98          $13,091          $14,049
 9/30/98          $13,255          $14,224
10/31/98          $13,198          $14,223
11/30/98          $13,247          $14,273
12/31/98          $13,240          $14,309
 1/31/99          $13,393          $14,479
 2/28/99          $13,298          $14,416
 3/31/99          $13,300          $14,436
 4/30/99          $13,321          $14,472
 5/31/99          $13,198          $14,388
 6/30/99          $12,963          $14,181
 7/31/99          $12,943          $14,233
 8/31/99          $12,698          $14,119
 9/30/99          $12,597          $14,125
10/31/99          $12,333          $13,972
11/30/99          $12,422          $14,120
12/31/99          $12,250          $14,015
 1/31/00          $12,110          $13,954


[FOOTNOTE ILLEGIBLE]


* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 3/2/94. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 3/14/94 at net asset value would have grown to $11,744 on January 31, 2000; $11,185, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.05% of the total dividends paid by the Fund from net investment income during the year ended January 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE KANSAS MUNICIPALS FUND AS OF JANUARY 31, 2000

INVESTMENT UPDATE

[PHOTO]
Thomas M. Metzold
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

- The Kansas economy moderated somewhat in 1999, with personal income and job creation slowing from the rapid pace of recent years. Kansans' personal income rose 4.5% for the year. Kansas had a 3.2% unemployment rate in January 2000, up slightly from the 3.1% rate of a year ago.

- The service sector, which has been among the fastest-growing sources of employment in Kansas in recent years, continued to generate jobs in retail trade, with merchandizing and food retailing especially strong.

- Job growth in the durable goods manufacturing sector slowed in 1999 from the robust rate of 1998. The slowdown was most keenly felt in transportation equipment and machinery. Construction remained strong, exceeding the growth rate in other areas.

The Fund
--------------------------------------------------------------------------------

- During the year ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -7.12% and -7.87%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.23 on January 31, 2000 from $10.47 on January 31, 1999, and the reinvestment of $0.514 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.14 from $10.37, and the reinvestment of $0.433 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000 of $9.23 per share for Class A and $9.14 for Class B, the distribution rates were 5.56% and 4.68%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.21% and 7.75%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.00% and 4.50%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 8.28% and 7.45%, respectively.(4)

Management Update
--------------------------------------------------------------------------------

- The Portfolio was characterized by relatively little turnover, as the Kansas municipal market featured limited new issuance. Management maintained its "barbell" strategy, complementing high-coupon issues for yield with discount issues.

- In a very dificult market environment, the Portfolio's housing bonds helped to lessen slightly the effect of rising interest rates. The Portfolio's holdings provided above-average coupons, which tended to provide defensive characteristics in a declining market.

- Call protection remained an important structural consideration. As interest rates have declined, more bonds have reached early redemption dates. Management increased call protection to improve the Portfolio's performance characteristics.

Portfolio Distribution
--------------------------------------------------------------------------------

[PIE CHART]

AAA                69.4%
AA                 12.5%
A                  10.2%
BBB                 5.1%
Non-Rated           2.8%

--------------------------------------------------------------------------------
(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) After-tax rates assume maximum 39.6% federal income tax rate. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of January 31, 2000

Performance(6)                   Class A    Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          -7.12%    -7.87%
Five Years                         4.59      4.09
Life of Fund+                      3.85      3.47

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         -11.52%   -12.28%
Five Years                         3.57      3.76
Life of Fund+                      2.99      3.34

+Inception date: Class A: 3/3/94 Class B: 3/2/94

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Kansas Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

[CHART]

                  Fund/NAV          LBMBI
 3/31/94          $10,000          $10,000
 4/30/94          $10,136          $10,085
 5/31/94          $10,275          $10,172
 6/30/94          $10,162          $10,113
 7/31/94          $10,375          $10,295
 8/31/94          $10,393          $10,331
 9/30/94          $10,179          $10,180
10/31/94           $9,933           $9,999
11/30/94           $9,662           $9,818
12/31/94           $9,928          $10,034
 1/31/95          $10,273          $10,321
 2/28/95          $10,617          $10,621
 3/31/95          $10,711          $10,743
 4/30/95          $10,704          $10,756
 5/31/95          $10,962          $11,099
 6/30/95          $10,809          $11,002
 7/31/95          $10,877          $11,106
 8/31/95          $10,998          $11,247
 9/30/95          $11,076          $11,318
10/31/95          $11,266          $11,483
11/30/95          $11,455          $11,673
12/31/95          $11,567          $11,785
 1/31/96          $11,636          $11,874
 2/28/96          $11,523          $11,794
 3/31/96          $11,351          $11,644
 4/30/96          $11,328          $11,610
 5/31/96          $11,326          $11,606
 6/30/96          $11,421          $11,733
 7/31/96          $11,533          $11,839
 8/31/96          $11,544          $11,836
 9/30/96          $11,719          $12,001
10/31/96          $11,821          $12,137
11/30/96          $12,032          $12,359
12/31/96          $11,947          $12,307
 1/31/97          $11,922          $12,331
 2/28/97          $12,033          $12,444
 3/31/97          $11,895          $12,278
 4/30/97          $12,011          $12,381
 5/31/97          $12,164          $12,567
 6/30/97          $12,284          $12,701
 7/31/97          $12,618          $13,053
 8/31/97          $12,472          $12,930
 9/30/97          $12,617          $13,084
10/31/97          $12,664          $13,168
11/30/97          $12,740          $13,245
12/31/97          $12,907          $13,439
 1/31/98          $12,980          $13,577
 2/28/98          $12,970          $13,581
 3/31/98          $12,987          $13,593
 4/30/98          $12,922          $13,532
 5/31/98          $13,122          $13,746
 6/30/98          $13,133          $13,800
 7/31/98          $13,169          $13,835
 8/31/98          $13,351          $14,049
 9/30/98          $13,475          $14,224
10/31/98          $13,445          $14,223
11/30/98          $13,482          $14,273
12/31/98          $13,482          $14,309
 1/31/99          $13,624          $14,479
 2/28/99          $13,556          $14,416
 3/31/99          $13,558          $14,436
 4/30/99          $13,594          $14,472
 5/31/99          $13,498          $14,388
 6/30/99          $13,250          $14,181
 7/31/99          $13,256          $14,233
 8/31/99          $13,052          $14,119
 9/30/99          $12,937          $14,125
10/31/99          $12,715          $13,972
11/30/99          $12,845          $14,120
12/31/99          $12,674          $14,015
 1/31/00          $12,551          $13,954


[FOOTNOTE ILLEGIBLE]


* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced on 3/2/94. Index information is available only at month-end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 3/3/94 at net asset value would have grown to $12,503 on January 31, 2000; $11,908, including the 4.75% sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.91% of the total dividends paid by the Fund from net investment income during the year ended January 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                FLORIDA INSURED     HAWAII       KANSAS
                                      FUND           FUND         FUND
--------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------
Investment in Portfolio --
   Identified cost                $27,176,163     $18,146,301  $12,976,476
   Unrealized depreciation         (1,554,184)     (1,176,754)    (907,269)
--------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                       $25,621,979     $16,969,547  $12,069,207
--------------------------------------------------------------------------
Receivable for Fund shares
   sold                           $        --     $     8,151  $     5,000
--------------------------------------------------------------------------
TOTAL ASSETS                      $25,621,979     $16,977,698  $12,074,207
--------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------
Payable for Fund shares
   redeemed                       $    20,905     $    14,993  $    27,248
Dividends payable                      48,360          27,603       18,571
Accrued expenses                        9,322           7,661        5,891
--------------------------------------------------------------------------
TOTAL LIABILITIES                 $    78,587     $    50,257  $    51,710
--------------------------------------------------------------------------
NET ASSETS                        $25,543,392     $16,927,441  $12,022,497
--------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------
Paid-in capital                   $27,216,668     $18,487,729  $12,997,605
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                             (184,770)       (363,620)     (49,268)
Accumulated undistributed
   (distributions in excess
   of) net investment income           65,678         (19,914)     (18,571)
Net unrealized depreciation
   from Portfolio (computed on
   the basis of identified
   cost)                           (1,554,184)     (1,176,754)    (907,269)
--------------------------------------------------------------------------
TOTAL                             $25,543,392     $16,927,441  $12,022,497
--------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------
NET ASSETS                        $ 5,629,322     $   257,998  $ 2,454,735
SHARES OUTSTANDING                    559,068          29,698      265,978
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
(net assets DIVIDED BY shares
      of beneficial interest
      outstanding)                $     10.07     $      8.69  $      9.23
MAXIMUM OFFERING PRICE PER
   SHARE
   (100 DIVIDED BY 95.25 of
      net asset value per
      share)                      $     10.57     $      9.12  $      9.69
--------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------
NET ASSETS                        $19,914,070     $16,669,443  $ 9,567,762
SHARES OUTSTANDING                  2,001,248       1,890,790    1,046,419
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net
      assets DIVIDED BY shares
      of beneficial interest
      outstanding)                $      9.95     $      8.82  $      9.14
--------------------------------------------------------------------------
On sales of $25,000 or more, the offering price
   of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JANUARY 31, 2000

                                FLORIDA INSURED    HAWAII       KANSAS
                                     FUND           FUND         FUND
-------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------
Interest allocated from
   Portfolio                      $ 1,597,297    $ 1,074,956  $   712,301
Expenses allocated from
   Portfolio                          (96,668)            --           --
-------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $ 1,500,629    $ 1,074,956  $   712,301
-------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------
Trustees fees and expenses        $       173    $       173  $       181
Distribution and service fees
   Class A                              6,275            520        2,667
   Class B                            200,759        167,654       96,303
Legal and accounting services          16,474         16,350       15,757
Printing and postage                    4,856          6,053        4,395
Custodian fee                           6,473          6,905        6,270
Amortization of organization
   expenses                               500            895          616
Transfer and dividend
   disbursing agent fees               22,048         15,180       11,022
Registration fees                       1,012             70          930
Miscellaneous                           6,563          7,531        7,002
-------------------------------------------------------------------------
TOTAL EXPENSES                    $   265,133    $   221,331  $   145,143
-------------------------------------------------------------------------

NET INVESTMENT INCOME             $ 1,235,496    $   853,625  $   567,158
-------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
-------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $  (202,403)   $  (135,036) $   (62,176)
   Financial futures contracts         17,633         47,011       12,136
-------------------------------------------------------------------------
NET REALIZED LOSS                 $  (184,770)   $   (88,025) $   (50,040)
-------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments                    $(3,662,116)   $(2,657,352) $(1,545,292)
   Financial futures contracts             --             --          732
-------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $(3,662,116)   $(2,657,352) $(1,544,560)
-------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                           $(3,846,886)   $(2,745,377) $(1,594,600)
-------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                $(2,611,390)   $(1,891,752) $(1,027,442)
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2000

                                   FLORIDA INSURED    HAWAII       KANSAS
INCREASE (DECREASE) IN NET ASSETS       FUND           FUND         FUND
----------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,235,496    $   853,625  $   567,158
   Net realized loss                    (184,770)       (88,025)     (50,040)
   Net change in unrealized
      appreciation (depreciation)     (3,662,116)    (2,657,352)  (1,544,560)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                        $(2,611,390)   $(1,891,752) $(1,027,442)
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                        $  (300,696)   $   (14,670) $  (110,747)
      Class B                           (922,489)      (821,132)    (456,136)
   In excess of net investment
      income
      Class A                                 --             --         (798)
   In excess of net realized gain
      Class A                                 --             --         (847)
      Class B                                 --             --       (6,040)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                      $(1,223,185)   $  (835,802) $  (574,568)
----------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                        $ 1,414,481    $    80,537  $ 1,237,633
      Class B                          3,990,518      1,554,149    1,144,398
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                            113,679         10,916       85,355
      Class B                            350,904        362,455      261,592
   Cost of shares redeemed
      Class A                           (985,040)       (51,218)    (151,189)
      Class B                         (4,313,005)    (2,408,980)  (1,737,456)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                      $   571,537    $  (452,141) $   840,333
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $(3,263,038)   $(3,179,695) $  (761,677)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                 $28,806,430    $20,107,136  $12,784,174
----------------------------------------------------------------------------
AT END OF YEAR                       $25,543,392    $16,927,441  $12,022,497
----------------------------------------------------------------------------

Accumulated undistributed (distributions in excess
of)
net investment income included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                       $    65,678    $   (19,914) $   (18,571)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 1999

                                   FLORIDA INSURED    HAWAII       KANSAS
INCREASE (DECREASE) IN NET ASSETS       FUND           FUND         FUND
----------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,093,636    $   841,995  $   500,972
   Net realized gain                      86,945        265,220       73,451
   Net change in unrealized
      appreciation (depreciation)        432,527        (88,908)      20,907
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $ 1,613,108    $ 1,018,307  $   595,330
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                        $  (176,713)   $   (16,646) $   (64,105)
      Class B                           (912,251)      (824,101)    (436,867)
   In excess of net investment
      income
      Class A                                 --             --       (1,487)
      Class B                                 --        (38,387)     (21,739)
   From net realized gain
      Class A                                 --             --       (8,732)
      Class B                                 --             --      (62,972)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                      $(1,088,964)   $  (879,134) $  (595,902)
----------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                        $ 3,726,286    $    68,224  $   519,968
      Class B                          3,463,956      2,096,709    1,638,898
   Issued in reorganization of EV
      Traditional Municipals
      Funds
      Class A                          2,748,790        300,865    1,223,080
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                             56,951         14,016       51,968
      Class B                            358,409        370,407      293,314
   Cost of shares redeemed
      Class A                           (832,835)      (127,811)    (234,770)
      Class B                         (3,212,340)    (2,155,033)    (757,439)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS           $ 6,309,217    $   567,377  $ 2,735,019
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $ 6,833,361    $   706,550  $ 2,734,447
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                 $21,973,069    $19,400,586  $10,049,727
----------------------------------------------------------------------------
AT END OF YEAR                       $28,806,430    $20,107,136  $12,784,174
----------------------------------------------------------------------------

Accumulated undistributed (distributions in excess
of)net investment income included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                       $    23,376    $   (37,737) $   (23,699)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                FLORIDA INSURED FUND -- CLASS A
                                --------------------------------
                                     YEAR ENDED JANUARY 31,
                                --------------------------------
                                     2000             1999
----------------------------------------------------------------
Net asset value -- Beginning
   of year                          $11.540          $11.370
----------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------
Net investment income               $ 0.541          $ 0.569
Net realized and unrealized
   gain (loss)                       (1.470)           0.153
----------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(0.929)         $ 0.722
----------------------------------------------------------------

Less distributions
----------------------------------------------------------------
From net investment income          $(0.541)         $(0.552)
----------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.070          $11.540
----------------------------------------------------------------

TOTAL RETURN(1)                       (8.24)%           6.52%
----------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 5,629          $ 5,905
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                     0.69%            0.46%
   Net expenses after
      custodian fee
      reduction(2)                     0.65%            0.39%
   Net investment income               5.02%            4.86%
Portfolio Turnover of the
   Portfolio                             34%               9%
----------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may
   reflect a reduction of the investment adviser fee, an
   allocation of expenses to the Investment Adviser, or both.
   Had such actions not been taken, the ratios and net
   investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                                          0.58%
   Expenses after custodian
      fee reduction(2)                                  0.51%
   Net investment income                                4.74%
Net investment income per
   share                                             $ 0.555
----------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 FLORIDA INSURED FUND -- CLASS B
                                   ------------------------------------------------------------
                                                      YEAR ENDED JANUARY 31,
                                   ------------------------------------------------------------
                                     2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $11.400      $11.230      $10.710      $11.090      $10.260
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.452      $ 0.467      $ 0.488      $ 0.499      $ 0.512
Net realized and unrealized
   gain (loss)                      (1.456)       0.170        0.511       (0.385)       0.832
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(1.004)     $ 0.637      $ 0.999      $ 0.114      $ 1.344
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.446)     $(0.467)     $(0.479)     $(0.494)     $(0.512)
In excess of net investment
   income                               --           --           --           --       (0.002)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.446)     $(0.467)     $(0.479)     $(0.494)     $(0.514)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.950      $11.400      $11.230      $10.710      $11.090
-----------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      (8.97)%       5.82%        9.57%        1.14%       13.39%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $19,914      $22,901      $21,973      $21,717      $18,391
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                    1.50%        1.25%        1.23%        1.21%        1.10%
   Net expenses after
      custodian fee
      reduction(2)                    1.46%        1.18%        1.16%        1.12%        1.00%
   Net investment income              4.22%        4.15%        4.50%        4.67%        4.76%
Portfolio Turnover of the
   Portfolio                            34%           9%          34%          36%          32%
-----------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                                     1.37%        1.65%        1.51%        1.49%
   Expenses after custodian
      fee reduction(2)                             1.30%        1.58%        1.42%        1.39%
   Net investment income                           4.03%        4.08%        4.37%        4.37%
Net investment income per
   share                                        $ 0.453      $ 0.443      $ 0.467      $ 0.470
-----------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                HAWAII FUND -- CLASS A
                                ----------------------
                                YEAR ENDED JANUARY 31,
                                ----------------------
                                   2000        1999
------------------------------------------------------
Net asset value -- Beginning
   of year                       $10.050     $ 9.930
------------------------------------------------------

Income (loss) from operations
------------------------------------------------------
Net investment income            $ 0.487     $ 0.534
Net realized and unrealized
   gain (loss)                    (1.362)      0.078
------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                    $(0.875)    $ 0.612
------------------------------------------------------

Less distributions
------------------------------------------------------
From net investment income       $(0.485)    $(0.492)
------------------------------------------------------

NET ASSET VALUE -- END OF YEAR   $ 8.690     $10.050
------------------------------------------------------

TOTAL RETURN(1)                    (8.95)%      6.34%
------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------
Net assets, end of year (000's
   omitted)                      $   258     $   259
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                  0.48%       0.45%
   Net expenses after
      custodian fee
      reduction(2)                  0.46%       0.41%
   Net investment income            5.20%       5.35%
Portfolio Turnover of the
   Portfolio                          20%         29%
------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio
   may reflect a reduction of the investment adviser
   fee, an allocation of expenses to the Investment
   Adviser, or both. Had such actions not been taken,
   the ratios and net investment income per share
   would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                      0.84%       0.69%
   Expenses after custodian
      fee reduction(2)              0.82%       0.65%
   Net investment income            4.84%       5.11%
Net investment income per
   share                         $ 0.453     $ 0.510
------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      HAWAII FUND -- CLASS B
                                   ------------------------------------------------------------
                                                      YEAR ENDED JANUARY 31,
                                   ------------------------------------------------------------
                                     2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.200      $10.130      $ 9.730      $ 9.980      $ 9.150
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.430      $ 0.431      $ 0.441      $ 0.466      $ 0.484
Net realized and unrealized
   gain (loss)                      (1.388)       0.090        0.418       (0.241)       0.835
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.958)     $ 0.521      $ 0.859      $ 0.225      $ 1.319
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.422)     $(0.431)     $(0.441)     $(0.466)     $(0.484)
In excess of net investment
   income                               --       (0.020)      (0.018)      (0.009)      (0.005)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.422)     $(0.451)     $(0.459)     $(0.475)     $(0.489)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 8.820      $10.200      $10.130      $ 9.730      $ 9.980
-----------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      (9.58)%       5.29%        9.08%        2.40%       14.74%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $16,669      $19,848      $19,401      $15,552      $15,126
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                    1.20%        1.18%        1.27%        1.20%        1.05%
   Net expenses after
      custodian fee
      reduction(2)                    1.18%        1.14%        1.24%        1.15%        0.98%
   Net investment income              4.51%        4.27%        4.47%        4.81%        5.03%
Portfolio Turnover of the
   Portfolio                            20%          29%          27%          21%          19%
-----------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        1.56%        1.42%        1.70%        1.61%        1.53%
   Expenses after custodian
      fee reduction(2)                1.54%        1.38%        1.67%        1.56%        1.46%
   Net investment income              4.15%        4.03%        4.04%        4.40%        4.51%
Net investment income per
   share                           $ 0.396      $ 0.407      $ 0.399      $ 0.426      $ 0.434
-----------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                 KANSAS FUND -- CLASS A
                                ------------------------
                                 YEAR ENDED JANUARY 31,
                                ------------------------
                                  2000(1)      1999(1)
--------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.470      $10.460
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment income             $ 0.505      $ 0.505
Net realized and unrealized
   gain (loss)                     (1.231)       0.082
--------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.726)     $ 0.587
--------------------------------------------------------

Less distributions
--------------------------------------------------------
From net investment income        $(0.505)     $(0.505)
In excess of net investment
   income                          (0.004)      (0.012)
From net realized gain                 --       (0.060)
In excess of net realized gain     (0.005)          --
--------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.514)     $(0.577)
--------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.230      $10.470
--------------------------------------------------------

TOTAL RETURN(2)                     (7.12)%       5.77%
--------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 2,455      $ 1,561
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                   0.53%        0.49%
   Net expenses after
      custodian fee
      reduction(3)                   0.48%        0.43%
   Net investment income             5.12%        4.83%
Portfolio Turnover of the
   Portfolio                           24%          33%
--------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio
   may reflect a reduction of the investment adviser
   fee, an allocation of expenses to the Investment
   Adviser, or both. Had such actions not been taken,
   the ratios and net investment income per share would
   have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.97%        0.79%
   Expenses after custodian
      fee reduction(3)               0.92%        0.73%
   Net investment income             4.68%        4.53%
Net investment income per
   share                          $ 0.462      $ 0.474
--------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      KANSAS FUND -- CLASS B
                                   ------------------------------------------------------------
                                                      YEAR ENDED JANUARY 31,
                                   ------------------------------------------------------------
                                   2000(1)      1999(1)        1998         1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.370      $10.380      $10.080      $10.320      $ 9.560
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.424      $ 0.429      $ 0.458      $ 0.479      $ 0.481
Net realized and unrealized
   gain (loss)                      (1.225)       0.071        0.414       (0.238)       0.761
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.801)     $ 0.500      $ 0.872      $ 0.241      $ 1.242
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.424)     $(0.429)     $(0.462)     $(0.473)     $(0.481)
In excess of net investment
   income                               --       (0.021)          --(2)        --       (0.001)
From net realized gain                  --       (0.060)      (0.110)      (0.008)          --
In excess of net realized gain      (0.005)          --           --           --           --
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.429)     $(0.510)     $(0.572)     $(0.481)     $(0.482)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.140      $10.370      $10.380      $10.080      $10.320
-----------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      (7.87)%       4.96%        8.87%        2.46%       13.26%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 9,568      $11,223      $10,050      $10,492      $10,782
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                    1.33%        1.28%        1.38%        1.25%        1.20%
   Net expenses after
      custodian fee
      reduction(4)                    1.28%        1.22%        1.33%        1.15%        1.08%
   Net investment income              4.32%        4.14%        4.48%        4.77%        4.79%
Portfolio Turnover of the
   Portfolio                            24%          33%          17%          49%          21%
-----------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                        1.77%        1.58%        1.90%        1.68%        1.59%
   Expenses after custodian
      fee reduction(4)                1.72%        1.52%        1.85%        1.58%        1.47%
   Net investment income              3.88%        3.84%        3.96%        4.34%        4.40%
Net investment income per
   share                           $ 0.381      $ 0.398      $ 0.405      $ 0.436      $ 0.442
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Distributions in excess of net investment income are less than $0.001 per share.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four diversified Funds, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.5%, 99.3% and 98.9% at January 31, 2000 for Florida Insured Fund, Hawaii Fund and Kansas
   Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios are discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2000, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers for each Fund are as follows:

    FUND                                      AMOUNT    EXPIRES
    --------------------------------------------------------------------
    Florida Insured Fund                      $120,174  January 31, 2008
    Hawaii Fund                                 75,392  January 31, 2008
                                                26,381  January 31, 2005
                                               249,200  January 31, 2004
    Kansas Fund                                 37,245  January 31, 2008

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Pursuant to Section 852 of the Internal Revenue Code, the Kansas Fund designates $6,887 of distributions from tax-exempt income as a long-term capital gain distribution for its taxable year ended January 31, 2000.

   Additionally, at January 31, 2000, Florida Insured Fund, Hawaii Fund and Kansas Fund had net capital losses of $64,596, $12,647 and $12,023, respectively, attributable to security transactions incurred after October 31, 1999. These net capital losses are treated as arising on the first day of each Fund's next taxable year.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 D Deferred Organization Expenses -- Costs incurred by each Fund in connection with its organization, including registration costs, have been amortized on the straight-line basis over five years and are fully amortized at January 31, 2000.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds and Portfolios maintain with IBT. All significant credit balances used to reduce the Funds custodian fees are reported as a reduction of operating expenses in the statements of operations.

 G Other -- Investment transactions are accounted for on a trade-date basis.
2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                               FLORIDA INSURED FUND
                                              ----------------------
                                              YEAR ENDED JANUARY 31,
                                              ----------------------
    CLASS A                                      2000        1999
    ----------------------------------------------------------------
    Sales                                       129,363     326,221
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 10,555       4,977
    Redemptions                                 (92,439)    (61,434)
    Issued to EV Traditional Florida Insured
     Fund shareholders                               --     241,825
    ----------------------------------------------------------------
    NET INCREASE                                 47,479     511,589
    ----------------------------------------------------------------

                                               FLORIDA INSURED FUND
                                              ----------------------
                                              YEAR ENDED JANUARY 31,
                                              ----------------------
    CLASS B                                      2000        1999
    ----------------------------------------------------------------
    Sales                                       370,014     307,055
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 32,898      31,837
    Redemptions                                (411,207)   (285,458)
    ----------------------------------------------------------------
    NET INCREASE (DECREASE)                      (8,295)     53,434
    ----------------------------------------------------------------

                                                   HAWAII FUND
                                              ----------------------
                                              YEAR ENDED JANUARY 31,
                                              ----------------------
    CLASS A                                      2000        1999
    ----------------------------------------------------------------
    Sales                                         8,367       6,921
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  1,163       1,413
    Redemptions                                  (5,626)    (12,832)
    Issued to EV Traditional Hawaii
     Fund shareholders                               --      30,292
    ----------------------------------------------------------------
    NET INCREASE                                  3,904      25,794
    ----------------------------------------------------------------

                                                   HAWAII FUND
                                              ----------------------
                                              YEAR ENDED JANUARY 31,
                                              ----------------------
    CLASS B                                      2000        1999
    ----------------------------------------------------------------
    Sales                                       161,038     208,238
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 38,002      36,709
    Redemptions                                (254,865)   (214,065)
    ----------------------------------------------------------------
    NET INCREASE (DECREASE)                     (55,825)     30,882
    ----------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                   KANSAS FUND
                                              ----------------------
                                              YEAR ENDED JANUARY 31,
                                              ----------------------
    CLASS A                                      2000        1999
    ----------------------------------------------------------------
    Sales                                       123,868      49,650
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  8,729       4,982
    Redemptions                                 (15,679)    (22,527)
    Issued to EV Traditional Kansas Fund
     shareholders                                    --     116,955
    ----------------------------------------------------------------
    NET INCREASE                                116,918     149,060
    ----------------------------------------------------------------

                                                   KANSAS FUND
                                              ----------------------
                                              YEAR ENDED JANUARY 31,
                                              ----------------------
    CLASS B                                      2000        1999
    ----------------------------------------------------------------
    Sales                                       117,585     158,523
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 26,745      28,367
    Redemptions                                (179,976)    (73,215)
    ----------------------------------------------------------------
    NET INCREASE (DECREASE)                     (35,646)    113,675
    ----------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,947, $162 and $1,900 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the year ended
   January 31, 2000.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan), (collectively, the Plans). The
   Class B Plan require each Fund to pay EVD amounts equal to 0.75% of each Fund's average daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces the Class B's net assets. For the year ended January 31, 2000, the Class B shares of the Florida Insured Fund, Hawaii Fund and Kansas Fund paid $166,007, $139,577 and $79,214, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At January 31, 2000 the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $676,000, $633,000 and $344,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees initially implemented the Plans by authorizing each Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended January 31, 2000 for the Florida Insured Fund, Hawaii Fund and Kansas Fund amounted to $6,275, $520 and $2,667, respectively, for Class A shares, and $34,752, $28,077 and $17,089, respectively, for Class B shares.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $50,000, $34,000 and $17,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the year ended January 31, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended January 31, 2000 were as follows:

    FLORIDA INSURED FUND
    -----------------------------------------------------
    Increases                                 $ 6,405,002
    Decreases                                   6,426,139

    HAWAII FUND
    -----------------------------------------------------
    Increases                                 $ 1,633,534
    Decreases                                   3,247,725

    KANSAS FUND
    -----------------------------------------------------
    Increases                                 $ 2,479,031
    Decreases                                   2,268,175

8 Transfer of Net Assets
-------------------------------------------
   On February 1, 1998, Florida Insured Fund, Hawaii Fund and Kansas Fund acquired the net assets of the EV Traditional Florida Insured Fund, EV Traditional Hawaii Fund and EV Traditional Kansas Fund, respectively, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares as follows:

                                              CLASS A SHARES  AGGREGATE VALUE   NET ASSET VALUE
    FUND                                          ISSUED      OF SHARES ISSUED     PER SHARE
    -------------------------------------------------------------------------------------------
    Florida Insured Fund                           241,825       $2,748,790         $11.37
    Hawaii Fund                                     30,292          300,865           9.93
    Kansas Fund                                    116,955        1,223,080          10.46

   The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

    FUND                                      ACQUIRED NET ASSETS  UNREALIZED APPRECIATION
    --------------------------------------------------------------------------------------
    Florida Insured Fund                          $2,748,790              $160,660
    Hawaii Fund                                      300,865                27,372
    Kansas Fund                                    1,223,080                49,919

   Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares and Class B shares were as follows:

                                                                   CLASS A NET  CLASS B NET
                                                                   ASSET VALUE  ASSET VALUE
    FUND                                      COMBINED NET ASSETS   PER SHARE    PER SHARE
    ---------------------------------------------------------------------------------------
    Florida Insured Fund                          $24,721,859        $11.37       $11.23
    Hawaii Fund                                    19,701,451          9.93        10.13
    Kansas Fund                                    11,272,807         10.46        10.38

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST II:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance Florida Insured Municipals Fund, Eaton Vance Hawaii Municipals Fund and Eaton Vance Kansas Municipals Fund (certain of the series constituting Eaton Vance Municipals Trust II) as of January 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2000 and 1999 and the financial highlights for each of the years in the five-year period ended January 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Eaton Vance Municipals Trust II at January 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 3, 2000

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.1%
----------------------------------------------------------------------------
       $1,160          Dade County, Professional Sports
                       Franchise, (MBIA), Escrowed to Maturity,
                       0.00%, 10/1/19                            $   345,460
          500          North Port, Utility Revenue, (FGIC),
                       Prerefunded to 10/1/02, 6.25%, 10/1/22        528,005
          250          Orange, Tourist Development Tax, (MBIA),
                       Prerefunded to 10/1/04, 6.00%, 10/1/24        265,155
          400          Titusville Water & Sewer, (MBIA),
                       Prerefunded to 10/1/04, 6.00%, 10/1/24        424,248
----------------------------------------------------------------------------
                                                                 $ 1,562,868
----------------------------------------------------------------------------
Housing -- 13.5%
----------------------------------------------------------------------------
       $  280          Duval County, HFA, SFMR, (GNMA), (AMT),
                       6.70%, 10/1/26                            $   284,771
          750          Escambia County, HFA, SFMR, (GNMA),
                       (AMT), 7.00%, 4/1/28                          782,887
          650          Manatee County, HFA, SFMR, (GNMA),
                       (AMT), 6.875%, 11/1/26                        679,341
          995          Pinellas County, HFA, SFMR, (AMT),
                       5.80%, 3/1/29                                 919,042
          795          Pinellas County, HFA, SFMR, (GNMA),
                       (AMT), 6.70%, 2/1/28                          810,979
----------------------------------------------------------------------------
                                                                 $ 3,477,020
----------------------------------------------------------------------------
Insured-Cogeneration -- 3.3%
----------------------------------------------------------------------------
       $1,000          Tampa, Solid Waste System, (McKay Bay
                       Refuse to Energy), (AMBAC), (AMT),
                       5.00%, 10/1/21                            $   837,540
----------------------------------------------------------------------------
                                                                 $   837,540
----------------------------------------------------------------------------
Insured-Education -- 4.9%
----------------------------------------------------------------------------
       $  500          Florida A&M University, (Student
                       Apartment Facilties), (MBIA),
                       5.625%, 7/1/25                            $   468,575
        1,000          Florida State University, System
                       Improvement Revenue, (AMBAC),
                       4.50%, 7/1/23                                 779,560
----------------------------------------------------------------------------
                                                                 $ 1,248,135
----------------------------------------------------------------------------
Insured-Electric Utilities -- 7.2%
----------------------------------------------------------------------------
       $  445          Citrus County, PCR, (Florida Power
                       Corp.), (MBIA), 6.35%, 2/1/22             $   450,033
          895          Florida State Municipal Power Agency,
                       (Stanton), (AMBAC), 4.50%, 10/1/27            677,130
          800          Puerto Rico Electric Power Authority,
                       (MBIA), 5.50%, 7/1/25                         734,976
----------------------------------------------------------------------------
                                                                 $ 1,862,139
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-General Obligations -- 3.9%
----------------------------------------------------------------------------
       $1,000          Florida Board of Education, (MBIA),
                       4.50%, 6/1/24                             $   773,770
          250          Miami-Dade County, School District,
                       (FSA), 5.375%, 8/1/15                         241,462
----------------------------------------------------------------------------
                                                                 $ 1,015,232
----------------------------------------------------------------------------
Insured-Hospital -- 2.4%
----------------------------------------------------------------------------
       $  200          Dade, Public Facilities Revenue,
                       (Jackson Memorial Hospital), (MBIA),
                       4.875%, 6/1/15                            $   174,090
          500          Sarasota County, Public Hospital Board,
                       (Sarasota Memorial Hospital), (MBIA),
                       5.25%, 7/1/24                                 447,240
----------------------------------------------------------------------------
                                                                 $   621,330
----------------------------------------------------------------------------
Insured-Housing -- 9.8%
----------------------------------------------------------------------------
       $  500          Florida HFA, (Homeowner Mortgage),
                       (MBIA), (AMT), 5.90%, 7/1/29              $   476,035
          500          Florida HFA, (Maitland Club Apartments),
                       (AMBAC), (AMT), 6.875%, 8/1/26                520,370
        1,000          Florida HFA, (Mariner Club Apartments),
                       (AMBAC), (AMT), 6.375%, 9/1/36              1,010,120
          500          Florida HFA, (Spinnaker Cove
                       Apartments), (AMBAC), (AMT),
                       6.50%, 7/1/36                                 511,000
----------------------------------------------------------------------------
                                                                 $ 2,517,525
----------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.9%
----------------------------------------------------------------------------
       $  500          Dade County Resources Recovery
                       Facilities, (AMBAC), (AMT),
                       5.50%, 10/1/13                            $   488,465
----------------------------------------------------------------------------
                                                                 $   488,465
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 17.5%
----------------------------------------------------------------------------
       $  555          Celebration Community Development
                       District, (MBIA), 5.125%, 5/1/20          $   482,911
          625          Dade County, Special Obligation,
                       (AMBAC), Variable Rate, 10/1/35(1)            409,600
          500          Jacksonville, Capital Improvement
                       Revenue, (Stadium), (AMBAC),
                       4.75%, 10/1/25                                400,100
        1,000          Jacksonville, Excise Taxes Revenue,
                       (FGIC), (AMT), 0.00%, 10/1/10                 543,140
        1,000          Jacksonville, Excise Taxes Revenue,
                       (FGIC), (AMT), 5.70%, 10/1/09               1,009,280
          500          Miami-Dade County, Special Obligations,
                       (MBIA), 5.00%, 10/1/37                        405,430
          250          Puerto Rico Public Finance Corp.,
                       (AMBAC), Variable Rate, 6/1/26(1)(2)          172,855
          505          St. Petersburg Excise Tax, (FGIC),
                       5.00%, 10/1/16                                450,990
          340          Sunrise Public Facilities, (MBIA),
                       0.00%, 10/1/15                                133,134

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
----------------------------------------------------------------------------
       $2,000          Tampa, Utility Tax Revenue, (AMBAC),
                       0.00%, 4/1/22                             $   500,840
----------------------------------------------------------------------------
                                                                 $ 4,508,280
----------------------------------------------------------------------------
Insured-Transportation -- 10.1%
----------------------------------------------------------------------------
       $1,000          Dade County Aviation Facilities, (Miami
                       International Airport), (FSA), (AMT),
                       5.125%, 10/1/22                           $   851,110
        1,000          Dade County, Seaport Revenue, (MBIA),
                       5.125%, 10/1/16                               913,940
          750          Florida Turnpike Authority, (Department
                       of Transportation), (FGIC),
                       4.50%, 7/1/27                                 573,607
          400          Greater Orlando, Aviation Authority,
                       (FGIC), Variable Rate, 10/1/18                274,228
----------------------------------------------------------------------------
                                                                 $ 2,612,885
----------------------------------------------------------------------------
Insured-Utilities -- 0.8%
----------------------------------------------------------------------------
       $  250          Florida Government Utility Authority,
                       Utility Revenue, (Barefoot Bay),
                       (AMBAC), 5.00%, 10/1/29                   $   207,598
----------------------------------------------------------------------------
                                                                 $   207,598
----------------------------------------------------------------------------
Insured-Water and Sewer -- 16.3%
----------------------------------------------------------------------------
       $  500          Cocoa, Water and Sewer, (FGIC),
                       4.50%, 10/1/22                            $   391,870
          735          Enterprise Community Development
                       District, Water and Sewer, (MBIA),
                       6.125%, 5/1/24                                739,006
        1,000          Jacksonville, Water and Sewer, (AMBAC),
                       (AMT), 6.35%, 8/1/25                        1,013,010
        1,000          Lee County, IDA, (Bonita Springs
                       Utilities), (MBIA), (AMT),
                       6.05%, 11/1/20                                993,700
          375          Tampa Bay, Water Utility System, (FGIC),
                       Variable Rate, 10/1/27(1)(2)                  224,828
        1,000          Vero Beach, Water and Sewer, (FGIC),
                       5.00%, 12/1/21                                847,350
----------------------------------------------------------------------------
                                                                 $ 4,209,764
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $26,727,801)                                 $25,168,781
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                           $   591,443
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $25,760,224
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 86.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

 At January 31, 2000, the Portfolio's insured securities by financial institution are as follows:

                                                        % OF
                                          MARKET VALUE  MARKET VALUE
--------------------------------------------------------------------
American Municipal Bond Assurance Corp.   $ 7,528,188         29.9%
(AMBAC)
Financial Guarantee Insurance Corp.         4,843,298         19.2%
(FGIC)
Financial Security Assurance (FSA)          1,092,572          4.3%
Municipal Bond Insurance Assoc. (MBIA)      8,227,703         32.7%
--------------------------------------------------------------------
TOTAL                                     $21,691,761         86.1%
--------------------------------------------------------------------

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Electric Utilities -- 3.1%
----------------------------------------------------------------------------
       $1,500          Puerto Rico Electric Power Authority,
                       0.00%, 7/1/17                             $   523,185
----------------------------------------------------------------------------
                                                                 $   523,185
----------------------------------------------------------------------------
General Obligations -- 4.4%
----------------------------------------------------------------------------
       $  750          Honolulu, 4.75%, 9/1/17                   $   640,597
          285          Puerto Rico, Public Improvement,
                       0.00%, 7/1/15                                 113,196
----------------------------------------------------------------------------
                                                                 $   753,793
----------------------------------------------------------------------------
Hospital -- 15.3%
----------------------------------------------------------------------------
       $  200          Hawaii Department of Budget and Finance,
                       (Kaiser Permanente), 5.15%, 3/1/15        $   167,380
          635          Hawaii Department of Budget and Finance,
                       (Kapiolani Health System),
                       6.00%, 7/1/19                                 584,162
          870          Hawaii Department of Budget and Finance,
                       (Queens Health System), 5.75%, 7/1/26         751,454
          710          Hawaii Department of Budget and Finance,
                       (Wahiawa General Hospital),
                       7.50%, 7/1/12                                 652,043
          300          Hawaii Department of Budget and Finance,
                       (Wilcox Memorial Hospital),
                       5.35%, 7/1/18                                 238,416
          300          Hawaii Department of Budget and Finance,
                       (Wilcox Memorial Hospital),
                       5.50%, 7/1/28                                 229,569
----------------------------------------------------------------------------
                                                                 $ 2,623,024
----------------------------------------------------------------------------
Housing -- 7.5%
----------------------------------------------------------------------------
       $  200          Guam Housing Corp., Single Family,
                       5.75%, 9/1/31                             $   187,294
        1,000          Hawaii Housing Finance and Development,
                       Single Family, 5.90%, 7/1/27                  950,780
          145          Hawaii Housing Finance and Development,
                       Single Family, (AMT), 6.00%, 7/1/26           138,353
----------------------------------------------------------------------------
                                                                 $ 1,276,427
----------------------------------------------------------------------------
Industrial Development Revenue -- 2.7%
----------------------------------------------------------------------------
       $  370          Hawaii Department of Transportation,
                       (Continental Airlines, Inc.), (AMT),
                       5.625%, 11/15/27                          $   293,347
          180          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.30%, 6/1/23               171,745
----------------------------------------------------------------------------
                                                                 $   465,092
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Education -- 5.8%
----------------------------------------------------------------------------
       $  500          Hawaii State Housing Development Corp.,
                       (University of Hawaii), (AMBAC),
                       5.65%, 10/1/16                            $   483,260
          500          University of Hawaii Board of Regents,
                       University System, (AMBAC),
                       5.65%, 10/1/12                                499,730
----------------------------------------------------------------------------
                                                                 $   982,990
----------------------------------------------------------------------------
Insured-Electric Utilities -- 9.2%
----------------------------------------------------------------------------
       $1,000          Hawaii Department of Budget and Finance,
                       (Hawaiian Electric Co.), (AMBAC), (AMT),
                       5.75%, 12/1/18                            $   951,900
          500          Hawaii Department of Budget and Finance,
                       (Hawaiian Electric Co., Inc.), (MBIA),
                       (AMT), 6.60%, 1/1/25                          513,950
          100          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/03(1)      105,500
----------------------------------------------------------------------------
                                                                 $ 1,571,350
----------------------------------------------------------------------------
Insured-General Obligations -- 13.8%
----------------------------------------------------------------------------
       $  350          Hawaii County, (FGIC), 5.55%, 5/1/10      $   352,278
          400          Hawaii, (FGIC), 5.00%, 10/1/17                348,676
          150          Honolulu, City and County, (FGIC),
                       5.00%, 7/1/23                                 125,241
          250          Honolulu, City and County, (FGIC),
                       5.00%, 4/1/24                                 208,158
          305          Kauai County, (MBIA), 5.90%, 2/1/14           305,076
          910          Maui County, (FGIC), 5.00%, 9/1/17            794,457
          250          Maui County, (FGIC), 5.25%, 3/1/18            225,510
----------------------------------------------------------------------------
                                                                 $ 2,359,396
----------------------------------------------------------------------------
Insured-Hospital -- 3.0%
----------------------------------------------------------------------------
       $  500          Hawaii Department of Budget and Finance,
                       (Queens Health System), (MBIA),
                       5.00%, 7/1/28                             $   402,780
          100          Hawaii Department of Budget and Finance,
                       (St. Francis Medical Center), (FSA),
                       6.50%, 7/1/22                                 100,964
----------------------------------------------------------------------------
                                                                 $   503,744
----------------------------------------------------------------------------
Insured-Housing -- 2.9%
----------------------------------------------------------------------------
       $  480          Honolulu, Mortgage Revenue Bonds, (Smith
                       Beretania), (FHA Insured) (MBIA),
                       7.80%, 7/1/24                             $   497,208
----------------------------------------------------------------------------
                                                                 $   497,208
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.2%
----------------------------------------------------------------------------
       $  250          Hawaii, (Kapolei State Office Building),
                       (AMBAC), 5.00%, 5/1/18                    $   212,013
----------------------------------------------------------------------------
                                                                 $   212,013
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
----------------------------------------------------------------------------
       $  210          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(2)                                 $   108,803
----------------------------------------------------------------------------
                                                                 $   108,803
----------------------------------------------------------------------------
Insured-Transportation -- 14.9%
----------------------------------------------------------------------------
       $  500          Hawaii Airports System, (FGIC), (AMT),
                       7.50%, 7/1/20                             $   515,325
          100          Hawaii Airports System, (MBIA), (AMT),
                       6.90%, 7/1/12                                 109,885
          245          Hawaii Airports System, (MBIA), (AMT),
                       7.00%, 7/1/18                                 255,763
          650          Hawaii Harbor Revenue, (FGIC), (AMT),
                       6.375%, 7/1/24                                651,651
        1,300          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38             1,008,852
----------------------------------------------------------------------------
                                                                 $ 2,541,476
----------------------------------------------------------------------------
Insured-Water and Sewer -- 5.0%
----------------------------------------------------------------------------
       $1,000          Honolulu, City and County Waste Water
                       Systems, (FGIC), 0.00%, 7/1/18            $   315,110
          730          Honolulu, City and County Waterworks
                       System Revenue, (FGIC), 4.50%, 7/1/28         545,222
----------------------------------------------------------------------------
                                                                 $   860,332
----------------------------------------------------------------------------
Special Tax Revenue -- 2.0%
----------------------------------------------------------------------------
       $  200          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(3)    $   135,748
          250          Virgin Islands Public Facilities
                       Authority, 5.625%, 10/1/25                    212,325
----------------------------------------------------------------------------
                                                                 $   348,073
----------------------------------------------------------------------------
Transportation -- 2.7%
----------------------------------------------------------------------------
       $  250          Hawaii Highway Revenue, 5.00%, 7/1/12     $   228,423
          250          Hawaii Highway Revenue, 5.50%, 7/1/18         236,833
----------------------------------------------------------------------------
                                                                 $   465,256
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Water and Sewer -- 3.5%
----------------------------------------------------------------------------
       $  600          Honolulu, Water Supply System,
                       5.80%, 7/1/16                             $   590,922
----------------------------------------------------------------------------
                                                                 $   590,922
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.6%
   (identified cost $17,868,640)                                 $16,683,084
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                           $   410,326
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $17,093,410
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 57.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.3% to 24.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.8%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Electric Utilities -- 3.0%
----------------------------------------------------------------------------
       $  450          Puerto Rico Electric Power Authority,
                       5.00%, 7/1/28                             $   368,878
----------------------------------------------------------------------------
                                                                 $   368,878
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.1%
----------------------------------------------------------------------------
       $   65          Kansas City, Utility System, (FGIC),
                       Prerefunded to 09/01/04, 6.375%, 9/1/23   $    69,898
          415          Labette County, SFMR, Escrowed to
                       Maturity, 0.00%, 12/1/14                      171,183
        1,000          Saline County, SFMR, Escrowed to
                       Maturity, 0.00%, 12/1/15                      383,840
----------------------------------------------------------------------------
                                                                 $   624,921
----------------------------------------------------------------------------
General Obligations -- 7.8%
----------------------------------------------------------------------------
       $  890          Johnson County, Unified School District
                       #229, 5.00%, 10/1/16                      $   791,379
          500          Puerto Rico, 0.00%, 7/1/18                    161,540
----------------------------------------------------------------------------
                                                                 $   952,919
----------------------------------------------------------------------------
Hospital -- 9.2%
----------------------------------------------------------------------------
       $  225          Atchison, (Atchison Hospital Assn.),
                       5.70%, 11/15/18                           $   183,150
          250          Lawrence, (Lawrence Memorial Hospital),
                       6.20%, 7/1/19                                 233,970
          300          Newton, (Newton Healthcare Corp.),
                       5.75%, 11/15/24                               235,389
          500          Wichita, (Christi Health Systems, Inc.),
                       6.25%, 11/15/24                               472,050
----------------------------------------------------------------------------
                                                                 $ 1,124,559
----------------------------------------------------------------------------
Housing -- 15.4%
----------------------------------------------------------------------------
       $   55          Kansas City, Mortgage Revenue, (GNMA),
                       (AMT), 5.30%, 5/1/07                      $    54,013
           65          Kansas City, Mortgage Revenue, (GNMA),
                       (AMT), 5.30%, 11/1/07                          63,770
          280          Kansas City, Mortgage Revenue, (GNMA),
                       (AMT), 7.00%, 12/1/11                         284,967
          215          Kansas City, Multifamily, (FHA),
                       6.70%, 7/1/23                                 217,116
          100          Kansas Development Authority, SFMR,
                       (FHA), (Martin Creek), 6.60%, 8/1/34          101,099
           70          Olathe and Labette County, SFMR, (GNMA),
                       (AMT), 8.10%, 8/1/23                           75,004
          110          Olathe, Mortgage Revenue, (GNMA), (AMT),
                       7.60%, 3/1/07                                 112,579
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Housing (continued)
----------------------------------------------------------------------------
       $  250          Olathe, Multifamily, (FNMA),
                       6.45%, 6/1/19                             $   254,907
          210          Puerto Rico Housing Finance Corp.,
                       7.50%, 4/1/22                                 214,969
          145          Sedgwick and Shawnee Counties, SFMR,
                       (GNMA), 7.75%, 11/1/24                        155,517
          280          Sedgwick County, SFMR, (GNMA),
                       8.00%, 5/1/25                                 302,109
           35          Sedgwick County, SFMR, (GNMA),
                       8.20%, 5/1/14                                  37,645
----------------------------------------------------------------------------
                                                                 $ 1,873,695
----------------------------------------------------------------------------
Industrial Development Revenue -- 1.3%
----------------------------------------------------------------------------
       $  160          Topeka, IDA, (Resers Fine Foods, Inc.)
                       (AMT), 5.40%, 4/1/05                      $   152,008
----------------------------------------------------------------------------
                                                                 $   152,008
----------------------------------------------------------------------------
Insured-Economic Development Revenue -- 1.9%
----------------------------------------------------------------------------
       $  250          Kansas Development Finance Authority,
                       (Administration -- 7th and Harrison
                       Project), 5.75%, 12/1/27                  $   236,410
----------------------------------------------------------------------------
                                                                 $   236,410
----------------------------------------------------------------------------
Insured-Education -- 5.8%
----------------------------------------------------------------------------
       $  250          Johnson County Community College,
                       (Student Commons and Parking Systems),
                       (MBIA), 5.05%, 11/15/21                   $   215,812
          500          Washburn University, Topeka, (Living
                       Learning Center), (AMBAC),
                       6.125%, 7/1/29                                497,265
----------------------------------------------------------------------------
                                                                 $   713,077
----------------------------------------------------------------------------
Insured-Electric Utilities -- 6.7%
----------------------------------------------------------------------------
       $  345          Burlington, PCR, (Kansas Gas & Electric
                       Co.), (MBIA), 7.00%, 6/1/31               $   360,149
          100          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/02(1)      104,000
          400          Wellington Electric Waterworks and
                       Authority Revenue, (AMBAC),
                       5.20%, 5/1/23                                 349,136
----------------------------------------------------------------------------
                                                                 $   813,285
----------------------------------------------------------------------------
Insured-General Obligations -- 12.7%
----------------------------------------------------------------------------
       $  250          Butler and Sedgwick County, Unified
                       School District #385, (FSA),
                       5.40%, 9/1/18                             $   231,868
          200          Harvey County, Unified School District
                       #373, (FSA), 4.80%, 9/1/18                    167,582
          200          Johnson County, Unified School District
                       #231, (FGIC), 6.00%, 10/1/16                  205,404

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-General Obligations (continued)
----------------------------------------------------------------------------
       $  500          Sedgwick County, Unified School District
                       #267, (AMBAC), 5.00%, 11/1/19             $   429,860
          250          Sedgwick County, Unified School District
                       #267, (AMBAC), 6.15%, 11/1/09                 264,895
          230          Sedgwick County, Unified School District
                       #267, (AMBAC), 6.15%, 11/1/10                 243,703
----------------------------------------------------------------------------
                                                                 $ 1,543,312
----------------------------------------------------------------------------
Insured-Hospital -- 13.0%
----------------------------------------------------------------------------
       $  250          Kansas Development Finance Authority,
                       (Hays Medical Center Inc.), (MBIA),
                       5.50%, 11/15/22                           $   226,090
          500          Kansas Development Finance Authority,
                       (St. Luke's/ Shawnee Mission), (MBIA),
                       5.375%, 11/15/26                              436,695
          500          Kansas Development Finance Authority,
                       (Stormont-Vail Healthcare) (MBIA),
                       5.80%, 11/15/11                               503,430
          200          Olathe, Health Facilities, (Evangelical
                       Lutheran Good Samaritan Society),
                       (AMBAC), 6.00%, 5/1/19                        195,846
          250          University of Kansas Hospital Authority,
                       Health Facility Revenue, (KU Health
                       System), (AMBAC), 5.65%, 9/1/29               226,978
----------------------------------------------------------------------------
                                                                 $ 1,589,039
----------------------------------------------------------------------------
Insured-Housing -- 0.8%
----------------------------------------------------------------------------
       $  100          Puerto Rico Housing Finance Corp.,
                       (AMBAC), 7.50%, 10/1/11                   $   100,301
----------------------------------------------------------------------------
                                                                 $   100,301
----------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 3.4%
----------------------------------------------------------------------------
       $  500          Kansas Development Finance Authority,
                       (Sisters Of Charity -- Leavenworth),
                       (MBIA), 5.00%, 12/1/25                    $   411,795
----------------------------------------------------------------------------
                                                                 $   411,795
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
----------------------------------------------------------------------------
       $  175          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(2)                                 $    90,669
----------------------------------------------------------------------------
                                                                 $    90,669
----------------------------------------------------------------------------
Insured-Transportation -- 1.4%
----------------------------------------------------------------------------
       $  200          Puerto Rico Highway and Transportation
                       Authority, (AMBAC), 5.00%, 7/1/28         $   167,642
----------------------------------------------------------------------------
                                                                 $   167,642
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Utilities -- 1.1%
----------------------------------------------------------------------------
       $  135          Kansas City, Utility System, (FGIC),
                       6.375%, 9/1/23                            $   136,593
----------------------------------------------------------------------------
                                                                 $   136,593
----------------------------------------------------------------------------
Insured-Water and Sewer -- 2.5%
----------------------------------------------------------------------------
       $  400          Wyandotte County & Kansas City, Utility
                       System, (MBIA), 4.50%, 9/1/28             $   300,300
----------------------------------------------------------------------------
                                                                 $   300,300
----------------------------------------------------------------------------
Transportation -- 5.0%
----------------------------------------------------------------------------
       $  300          Kansas Highway Transportation
                       Department, 5.25%, 9/1/19                 $   269,646
          400          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/22                      334,420
----------------------------------------------------------------------------
                                                                 $   604,066
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.8%
   (identified cost $12,720,704)                                 $11,803,469
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.2%                           $   396,419
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $12,199,888
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 52.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.5% to 23.7% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                FLORIDA INSURED    HAWAII       KANSAS
                                   PORTFOLIO      PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investments --
   Identified cost                $26,727,801    $17,868,640  $12,720,704
   Unrealized depreciation         (1,559,020)    (1,185,556)    (917,235)
-------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $25,168,781    $16,683,084  $11,803,469
-------------------------------------------------------------------------
Cash                              $   157,093    $   209,177  $   169,945
Interest receivable                   438,826        166,348      192,095
Receivable from the Investment
   Adviser                                 --         39,126       39,509
-------------------------------------------------------------------------
TOTAL ASSETS                      $25,764,700    $17,097,735  $12,205,018
-------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------
Accrued expenses                  $     4,476    $     4,325  $     5,130
-------------------------------------------------------------------------
TOTAL LIABILITIES                 $     4,476    $     4,325  $     5,130
-------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                      $25,760,224    $17,093,410  $12,199,888
-------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                    $27,319,244    $18,278,966  $13,117,123
Net unrealized depreciation
   (computed on the basis of
   identified cost)                (1,559,020)    (1,185,556)    (917,235)
-------------------------------------------------------------------------
TOTAL                             $25,760,224    $17,093,410  $12,199,888
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JANUARY 31, 2000

                                FLORIDA INSURED     HAWAII       KANSAS
                                   PORTFOLIO       PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------
Interest                          $ 1,605,495     $ 1,082,364  $   719,905
--------------------------------------------------------------------------
TOTAL INVESTMENT INCOME           $ 1,605,495     $ 1,082,364  $   719,905
--------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------
Investment adviser fee            $    57,216     $    29,892  $    16,685
Trustees fees and expenses              3,650             331          335
Legal and accounting services          17,122          16,985       16,306
Custodian fee                          22,822          20,153       18,929
Amortization of organization
   expenses                               201             331          184
Miscellaneous                           6,508           5,711       10,607
--------------------------------------------------------------------------
TOTAL EXPENSES                    $   107,519     $    73,403  $    63,046
--------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee     $    10,351     $     4,385  $     6,852
   Reduction of investment
      adviser fee                          --          29,892       16,685
   Allocation of expenses to
      the Investment Adviser               --          39,126       39,509
--------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $    10,351     $    73,403  $    63,046
--------------------------------------------------------------------------

NET EXPENSES                      $    97,168     $        --  $        --
--------------------------------------------------------------------------

NET INVESTMENT INCOME             $ 1,508,327     $ 1,082,364  $   719,905
--------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $  (202,980)    $  (135,979) $   (62,810)
   Financial futures contracts         17,722          47,332       12,265
--------------------------------------------------------------------------
NET REALIZED LOSS                 $  (185,258)    $   (88,647) $   (50,545)
--------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                 $(3,681,324)    $(2,675,664) $(1,562,393)
   Financial futures contracts             --              --          787
--------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $(3,681,324)    $(2,675,664) $(1,561,606)
--------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                           $(3,866,582)    $(2,764,311) $(1,612,151)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                $(2,358,255)    $(1,681,947) $  (892,246)
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2000

                                   FLORIDA INSURED    HAWAII       KANSAS
INCREASE (DECREASE) IN NET ASSETS     PORTFOLIO      PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,508,327    $ 1,082,364  $   719,905
   Net realized loss                    (185,258)       (88,647)     (50,545)
   Net change in unrealized
      appreciation (depreciation)     (3,681,324)    (2,675,664)  (1,561,606)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                        $(2,358,255)   $(1,681,947) $  (892,246)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                     $ 6,405,002    $ 1,633,534  $ 2,479,031
   Withdrawals                        (6,426,139)    (3,247,725)  (2,268,175)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $   (21,137)   $(1,614,191) $   210,856
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $(2,379,392)   $(3,296,138) $  (681,390)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                 $28,139,616    $20,389,548  $12,881,278
----------------------------------------------------------------------------
AT END OF YEAR                       $25,760,224    $17,093,410  $12,199,888
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 1999

                                   FLORIDA INSURED    HAWAII       KANSAS
INCREASE (DECREASE) IN NET ASSETS     PORTFOLIO      PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,347,962    $ 1,069,839  $   641,820
   Net realized gain                      87,420        267,003       73,744
   Net change in unrealized
      appreciation (depreciation)        301,762        (89,480)      21,642
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $ 1,737,144    $ 1,247,362  $   737,206
----------------------------------------------------------------------------
Capital transactions --
   Contributions                     $ 6,379,597    $ 2,231,345  $ 2,114,772
   Withdrawals                        (4,827,198)    (2,953,293)  (1,389,324)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ 1,552,399    $  (721,948) $   725,448
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $ 3,289,543    $   525,414  $ 1,462,654
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                 $24,850,073    $19,864,134  $11,418,624
----------------------------------------------------------------------------
AT END OF YEAR                       $28,139,616    $20,389,548  $12,881,278
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              FLORIDA INSURED PORTFOLIO
                                -----------------------------------------------------
                                               YEAR ENDED JANUARY 31,
                                -----------------------------------------------------
                                  2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------
Net expenses                        0.38%      0.18%      0.07%      0.09%      0.07%
Net expenses after custodian
   fee reduction                    0.34%      0.11%        --       0.02%        --
Net investment income               5.32%      5.21%      5.63%      5.76%      5.82%
Portfolio Turnover                    34%         9%        34%        36%        32%
-------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $ 25,760   $ 28,140   $ 24,850   $ 24,204   $ 21,416
-------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                                       0.30%      0.48%      0.39%      0.39%
Expenses after custodian fee
   reduction                                   0.23%      0.41%      0.32%      0.32%
Net investment income                          5.09%      5.22%      5.46%      5.50%
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  HAWAII PORTFOLIO
                                -----------------------------------------------------
                                               YEAR ENDED JANUARY 31,
                                -----------------------------------------------------
                                  2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------
Net expenses                        0.02%      0.04%      0.03%      0.04%      0.06%
Net expenses after custodian
   fee reduction                    0.00%      0.00%      0.00%      0.00%      0.00%
Net investment income               5.67%      5.39%      5.70%      5.96%      6.01%
Portfolio Turnover                    20%        29%        27%        21%        19%
-------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $ 17,093   $ 20,390   $ 19,864   $ 16,014   $ 15,578
-------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                            0.38%      0.28%      0.46%      0.43%      0.41%
Expenses after custodian fee
   reduction                        0.36%      0.24%      0.43%      0.39%      0.35%
Net investment income               5.31%      5.15%      5.27%      5.57%      5.66%
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  KANSAS PORTFOLIO
                                -----------------------------------------------------
                                               YEAR ENDED JANUARY 31,
                                -----------------------------------------------------
                                  2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------
Net expenses                        0.05%      0.06%      0.05%      0.08%      0.09%
Net expenses after custodian
   fee reduction                    0.00%      0.00%      0.00%      0.00%      0.00%
Net investment income               5.59%      5.34%      5.79%      5.91%      5.93%
Portfolio Turnover                    24%        33%        17%        49%        21%
-------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $ 12,200   $ 12,881   $ 11,419   $ 11,736   $ 11,609
-------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                            0.49%      0.36%      0.57%      0.48%      0.50%
Expenses after custodian fee
   reduction                        0.44%      0.30%      0.52%      0.40%      0.41%
Net investment income               5.15%      5.04%      5.27%      5.51%      5.52%
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by each Portfolio in connection with its organization have been amortized on the straight-line basis over five years and are fully amortized at January 31, 2000.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 2000, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $57,216            0.20%
    Hawaii                                     29,892            0.16%
    Kansas                                     16,685            0.13%

 *    As a percentage of average daily net assets.

   To enhance the net income of the Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $29,892 and $16,685, respectively, and $39,126 and $39,509, respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 2000, were as follows:

    FLORIDA INSURED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $9,837,244
    Sales                                      9,339,958

    HAWAII PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $3,756,442
    Sales                                      4,526,103

    KANSAS PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $3,715,415
    Sales                                      2,962,345

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2000, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $26,727,801
    -----------------------------------------------------
    Gross unrealized appreciation             $   383,279
    Gross unrealized depreciation              (1,942,299)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,559,020)
    -----------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    HAWAII PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $17,868,640
    -----------------------------------------------------
    Gross unrealized appreciation             $   206,144
    Gross unrealized depreciation              (1,391,700)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,185,556)
    -----------------------------------------------------

    KANSAS PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $12,720,704
    -----------------------------------------------------
    Gross unrealized appreciation             $    70,173
    Gross unrealized depreciation                (987,408)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (917,235)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended January 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At January 31, 2000, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF FLORIDA INSURED MUNICIPALS PORTFOLIO
HAWAII MUNICIPALS PORTFOLIO
KANSAS MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2000 and 1999 and the supplementary data for each of the five years in the period ended January 31, 2000. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of January 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio at January 31, 2000, and the results of their operations, the changes in their net assets, and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 3, 2000

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio Manager of
Florida Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and Portfolio Manager of
Hawaii Municipals Portfolio

Thomas M. Metzold
Vice President and Portfolio Manager of
Kansas Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


FUND ADMINISTRATOR
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC Global Fund Services
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653


INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022




EATON VANCE MUNICIPALS TRUST II
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

335-3/00                                                              3CSRC-3/00